Commitments (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Demand $ / shares	Nov. 11, 2020 $ / shares	Dec. 31, 2019 $ / shares
Loss Contingencies [Line Items]
Maximum number of demands for registration of securities | Demand	3
Cash underwriting discount (as a percent)	2.00%
Cash underwriting discount paid, net of expenses reimbursed	$ 12,900,000
Expenses reimbursed by the underwriter	$ 900,000
Deferred fee per unit | $ / shares	$ 0.35
Deferred underwriting fee payable	$ 24,150,000
Common Class B [Member]
Loss Contingencies [Line Items]
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001